Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets (Text Block)	10.Other Assets
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As at December 31	2014	2013

Deferred Charges and Debt Transaction Costs	$48	$58
Long-Term Receivables	70	184
Long-Term Investments and Other	276	284
	$394	$526